Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY COVINGTON TRUST
Prospectus Date	rr_ProspectusDate	Nov. 29, 2014
Retail | Fidelity MSCI Health Care Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcvt_SupplementTextBlock	Supplement to the
Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF, and Fidelity MSCI Utilities Index ETF
November 29, 2014
Prospectus

The following information replaces similar information for Fidelity MSCI Financials Index ETF found in the "Fund Summary" section under the heading "Fee Table" on page 9.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.12%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expensesA	0.12%

A The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies. The fund's benchmark no longer includes business development companies.

1 year	$ 12
3 years	$ 39
5 years	$ 68
10 years	$ 154